Concentrations	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 14 — CONCENTRATIONS

Customer concentration risk

For the years ended December 31, 2023, 2022 and 2021, the revenue from the largest customers accounted for 44%, 48% and 46%, of the Company’s total revenue, respectively; the revenue from the second largest customers accounted for 20%, 23% and 19%, of the Company’s total revenue, respectively. As of December 31, 2023 and 2022, the outstanding accounts receivable balance of the largest customers accounted for 48% and 49% of the total accounts receivable, respectively; the outstanding accounts receivable of the second largest customers accounted for 13% and 13%, of the total accounts receivable, respectively.

Vendor concentration risk

For the years ended December 31, 2023, 2022 and 2021, purchase from one supplier accounted for 48%, 50%, and 65%, of our total purchase, respectively. As of December 31, 2023, the Company had a prepaid balance of $296,976 to this supplier, accounted for 29% of the Company’s total prepaid expenses. As of December 31, 2022, the accounts payable balance to this supplier accounted for 37% of the Company’s total outstanding accounts payable.

Exchange Rate Risks

The Company’s PRC subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of December 31, 2023 and 2022, the RMB denominated cash and cash equivalents amounted to $809,199 and $1,669,235, respectively.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

The Company’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and trade accounts receivable. All of our cash is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is $70,424 (RMB500,000) for each financial institution and for each entity. The Company’s total unprotected cash held in bank amounted to approximately $430,000 and $1,781,000 as of December 31, 2023 and 2022, respectively. The Company has not experienced any losses in such accounts and believes the Company is not exposed to any risks on our cash held in bank accounts.